Equity - contributed equity	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Equity - contributed equity

Note 21. Equity - contributed equity

	2018	2017	2018	2017
	Shares	Shares	A$	A$

Ordinary shares - fully paid	48,409,621	483,287,914	31,575,824	193,769,409

Movements in ordinary share capital

Details	Date	Shares	Issue price	A$

Balance	July 1, 2016	429,733,982		191,301,217
Issue of shares - Note 2	September 05, 2016	400,000	$0.105	42,000
Issue of shares - Convertible note conversion	September 14, 2016	20,000,000	$0.025	500,000
Issue of shares - Acquisition of Glioblast Pty Ltd	October 31, 2016	17,153,932	$0.090	1,543,854
Issue of shares - Convertible note conversion	November 01, 2016	16,000,000	$0.025	400,000
Share issue transaction costs		—	$0.000	(17,662)

Balance	June 30, 2017	483,287,914		193,769,409

Share consolidation - Note 1	November 17, 2017	(434,958,293)	$0.000	—
Issue of shares - Note 2	November 30, 2017	80,000	$0.370	29,600
Cancellation of share capital - Note 3	December 31, 2017	—	$0.000	(162,223,185)

Balance	June 30, 2018	48,409,621		31,575,824

Ordinary shares

Note 1 - Share consolidation 10 to 1, which was approved by shareholders at the Annual General Meeting on November 15, 2017

Note 2 - Shares issued to the Company’s Scientific Advisory Board in return for services

Note 3 - Section 258F of the Corporations Act allows a company to reduce its share capital by cancelling any paid-up share capital that is lost or is not represented by available assets. Given the long history of the consolidated entity and changes in the principal activity in recent years, the Directors believe that A$162,223,185 of the parent entity’s share capital satisfies the criteria in Section 258F of the Corporations Act and accordingly this amount of the ordinary share capital has been cancelled.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Share buy-back

There is no current on-market share buy-back.

Capital risk management

The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.

The capital structure of the consolidated entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the consolidated entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.

The capital risk management policy remains unchanged from the prior year.